LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long Term Prepayment Deposits and Other Assets [Abstract]
Input value-added tax, net	$ 28,645	$ 21,316
Other long-term assets	26,891	15,194
Entertainment production costs, net	25,562	16,833
Deferred financing costs, net	23,071	35,927
Deposits and advance payments for acquisition of property and equipment	10,899	23,482
Other deposits	9,139	11,129
Long-term prepayments	1,881	603
Deferred rent assets	1,831	7,366
Investment in a sales-type lease	1,509	0
Long-term casino accounts receivable, net of allowances for credit losses of nil and $2,391	0	0
Long-term prepayments, deposits and other assets	$ 129,428	$ 131,850